FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
November 2, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $132,909

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2067    28170 SH       SOLE                    28170
Abbott Laboratories            COM              002824100     1187    27988 SH       SOLE                    27988
Amazon.com Inc.                COM              023135106     3801    83900 SH       SOLE                    83900
American Express Co.           COM              025816109     3938    68560 SH       SOLE                    68560
Ameriprise Financial, Inc.     COM              03076C106      491    13712 SH       SOLE                    13712
Amgen, Inc.                    COM              031162100     1191    14946 SH       SOLE                    14946
Anheuser-Busch Companies, Inc. COM              035229103     2001    46503 SH       SOLE                    46503
Applied Materials, Inc.        COM              038222105     2706   159523 SH       SOLE                   159523
AutoZone, Inc.                 COM              053332102     1981    23795 SH       SOLE                    23795
Bed, Bath & Beyond, Inc.       COM              075896100     1294    32200 SH       SOLE                    32200
Berkshire Hathaway Cl. B       COM              084670207     5664     2074 SH       SOLE                     2074
Cisco Systems, Inc.            COM              17275R102     3174   177115 SH       SOLE                   177115
Citigroup, Inc.                COM              172967101     3505    76998 SH       SOLE                    76998
Coca-Cola Co.                  COM              191216100     6370   147481 SH       SOLE                   147481
Colgate-Palmolive Co.          COM              194162103      353     6695 SH       SOLE                     6695
Costco Cos.                    COM              22160K105     3303    76644 SH       SOLE                    76644
Dell, Inc.                     COM              24702R101     4451   130153 SH       SOLE                   130153
Expedia, Inc.                  COM              30212P105     1742    87947 SH       SOLE                    87947
Exxon Mobil Corp.              COM              30231G102      357     5624 SH       SOLE                     5624
Gannett Co., Inc.              COM              364730101      594     8625 SH       SOLE                     8625
General Electric Co.           COM              369604103     4112   122123 SH       SOLE                   122123
Gillette Co.                   COM              375766102     5297    91017 SH       SOLE                    91017
Home Depot, Inc.               COM              437076102     5516   144627 SH       SOLE                   144627
Hospira, Inc.                  COM              441060100      262     6393 SH       SOLE                     6393
IAC/InterActiveCorp            COM              44919P300     2223    87694 SH       SOLE                    87694
Intel Corp.                    COM              458140100     2766   112217 SH       SOLE                   112217
International Business Machine COM              459200101     1458    18173 SH       SOLE                    18173
JPMorgan Chase & Co., Inc.     COM              46625H100     3342    98505 SH       SOLE                    98505
Johnson & Johnson, Inc.        COM              478160104     3815    60289 SH       SOLE                    60289
Leucadia National Corp.        COM              527288104     2420    56157 SH       SOLE                    56157
Liberty Media Corp. Cl. A      COM              530718105     1872   232500 SH       SOLE                   232500
Lowes Companies, Inc.          COM              548661107     1750    27176 SH       SOLE                    27176
McDonalds Corp.                COM              580135101     3008    89817 SH       SOLE                    89817
McGraw-Hill, Inc.              COM              580645109     2854    59414 SH       SOLE                    59414
Medco Health Solutions, Inc.   COM              58405U102     2268    41371 SH       SOLE                    41371
Medtronic, Inc.                COM              585055106     2186    40765 SH       SOLE                    40765
Microsoft Corp.                COM              594918104     4842   188194 SH       SOLE                   188194
Newell Rubbermaid Co.          COM              651229106      427    18838 SH       SOLE                    18838
Nokia Corp. ADS                COM              654902204      406    24000 SH       SOLE                    24000
North Fork Bancorp             COM              659424105     1086    42580 SH       SOLE                    42580
Paychex, Inc.                  COM              704326107      703    18949 SH       SOLE                    18949
PepsiCo, Inc.                  COM              713448108     3143    55415 SH       SOLE                    55415
Pfizer, Inc.                   COM              717081103     4409   176589 SH       SOLE                   176589
Reader's Digest Assn., Inc.    COM              755267101     3298   206492 SH       SOLE                   206492
State Street Corp.             COM              857477103      687    14045 SH       SOLE                    14045
Stryker Corp.                  COM              863667101     1485    30040 SH       SOLE                    30040
Symbol Technologies, Inc.      COM              871508107      752    77696 SH       SOLE                    77696
Sysco Corp.                    COM              871829107     2209    70414 SH       SOLE                    70414
Time Warner, Inc.              COM              887317105     5053   279026 SH       SOLE                   279026
Wal-Mart Stores                COM              931142103     2210    50430 SH       SOLE                    50430
Washington Mutual, Inc.        COM              939322103     2372    60467 SH       SOLE                    60467
eBay, Inc.                     COM              278642103     4510   109465 SH       SOLE                   109465